Investment income/(loss) - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Financial assets at amortized cost	¥ 12,568	¥ 77,729	¥ 124,583
Financial assets at fair value through other comprehensive income	108,057	47,037	0
Interest income	120,625	124,766	124,583
Realized gains
Financial assets at fair value through profit or loss	663,053	412,563	480,396
Net change in unrealized gains/(loss)
Financial assets at fair value through profit or loss	871,086	(1,583,149)	(525,003)
Investments Income Loss	¥ 1,654,764	¥ (1,045,820)	¥ 79,976